Related party transactions - Related party transactions table (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
UK Gas Distribution (Cadent)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed	39.00%
Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed	39.00%
Receivables due from associates	£ 352,000,000
Pension plan
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		£ 5,000,000	£ 5,000,000	£ 3,000,000
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		101,000,000	151,000,000	14,000,000
Purchases of goods and services, related party transactions		61,000,000	26,000,000	135,000,000
Amounts receivable		255,000,000	584,000,000	160,000,000
Amounts payable		72,000,000	8,000,000	0
Interest income		2,000,000	5,000,000	4,000,000
Dividends received		34,000,000	30,000,000	43,000,000
Joint ventures | St William Homes LLP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		38,000,000	139,000,000
Receivables due from joint ventures		242,000,000	325,000,000
Joint ventures | NGET/SPT Upgrades Limited
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		32,000,000
Purchases of goods and services, related party transactions		58,000,000	26,000,000
Joint ventures | Nemo Link Limited
Disclosure of transactions between related parties [line items]
Receivables due from joint ventures		0	258,000,000
Joint ventures | BritNed Development Limited
Disclosure of transactions between related parties [line items]
Dividends received		25,000,000	30,000,000
Associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		33,000,000	192,000,000	220,000,000
Purchases of goods and services, related party transactions		56,000,000	141,000,000	160,000,000
Amounts receivable		1,000,000	368,000,000	376,000,000
Amounts payable		4,000,000	12,000,000	17,000,000
Interest income		8,000,000	23,000,000	27,000,000
Dividends received		41,000,000	171,000,000	£ 170,000,000
Associates | UK Gas Distribution (Cadent)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed	39.00%
Associates | Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Dividends received		0	133,000,000
Other income, sale of UK gas distribution business		31,000,000	52,000,000
Receivables due from associates		0	352,000,000
Associates | Millennium Pipeline Company LLC
Disclosure of transactions between related parties [line items]
Purchases of goods and services, related party transactions		31,000,000	30,000,000
Dividends received		£ 32,000,000	£ 24,000,000